Average Annual Total Returns	Alpine Equity Income Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Equity Income Fund Class A 2/27/2015 - 2/27/2015	Alpine Equity Income Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Equity Income Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Equity Income Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Equity Income Fund Custom Balanced Benchmark (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Equity Income Fund Lipper Equity Income Funds Average 2/27/2015 - 2/27/2015	Alpine Dynamic Dividend Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Dynamic Dividend Fund Class A 2/27/2015 - 2/27/2015	Alpine Dynamic Dividend Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Dynamic Dividend Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Dynamic Dividend Fund MSCI All Country World Daily Total Return Index (Net Dividend) 2/27/2015 - 2/27/2015	Alpine Dynamic Dividend Fund Lipper Global Equity Income Funds Average 2/27/2015 - 2/27/2015		Alpine Financial Services Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Financial Services Fund Class A 2/27/2015 - 2/27/2015	Alpine Financial Services Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Financial Services Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Financial Services Fund KBW Bank Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Financial Services Fund NASDAQ Financial-100 Total Return Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Financial Services Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Financial Services Fund Lipper Financial Services Funds Average 2/27/2015 - 2/27/2015		Alpine Small Cap Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Small Cap Fund Class A 2/27/2015 - 2/27/2015	Alpine Small Cap Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Small Cap Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Small Cap Fund Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015		Alpine Small Cap Fund Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Small Cap Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Small Cap Fund Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Small Cap Fund Lipper Small Cap Growth Funds Average 2/27/2015 - 2/27/2015		Alpine Transformations Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Transformations Fund Class A 2/27/2015 - 2/27/2015	Alpine Transformations Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Transformations Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Transformations Fund Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Transformations Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Transformations Fund Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Transformations Fund Lipper Multi-Cap Growth Funds Average 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund Institutional Class 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund Class A 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund - Return After Taxes on Distributions Institutional Class 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes) 2/27/2015 - 2/27/2015	Alpine Accelerating Dividend Fund Lipper Equity Income Funds Average 2/27/2015 - 2/27/2015
[AverageAnnualReturnAbstract]
1 Year	13.06%	6.53%	12.52%	7.75%	13.68%	10.61%	9.79%	6.94%	0.91%	4.85%	4.63%	4.16%	2.22%		2.32%	(3.43%)	2.04%	1.55%	9.32%	4.97%	13.68%	7.78%		(9.09%)	(14.25%)	(9.09%)	(5.14%)	4.89%	[1]	12.56%	13.68%	5.60%	2.23%		5.07%	(0.99%)	4.01%	3.55%	12.56%	13.68%	4.22%	9.10%	9.88%	3.67%	7.66%	6.91%	13.68%	10.07%	9.79%
5 Years	10.30%		9.93%	8.17%	15.45%	11.18%	13.28%	5.79%		2.87%	3.91%	9.17%	8.57%		13.06%		12.98%	10.48%	13.68%	12.18%	15.45%	11.84%		8.97%		8.97%	7.09%	15.55%	[1]	15.63%	15.45%	16.80%	15.75%		14.36%		13.24%	11.35%	15.63%	15.45%	14.26%	14.57%	13.11%		11.14%	10.13%	15.45%	14.23%	13.28%
10 Years	4.02%		3.47%	3.20%	7.67%	6.77%	7.23%	1.72%		(0.98%)	1.50%	6.09%	4.54%
Since Inception	5.78%	9.47%	5.14%	4.65%	5.70%	5.80%	6.26%	4.92%	9.55%	2.23%	4.11%	7.68%	6.45%	[2]	8.41%	22.38%	6.75%	6.00%	(0.68%)	3.55%	6.08%	2.09%	[3]	4.70%	8.89%	4.48%	3.63%	7.92%	[1]	8.33%	8.18%	9.27%	8.71%	[4]	8.49%	13.60%	7.70%	6.64%	7.44%	7.16%	7.50%	6.77%	14.53%	14.82%	12.89%	11.54%	14.84%	13.59%	14.65%	[5]
Inception Date	Jun. 07, 2001	Dec. 30, 2011						Sep. 22, 2003	Dec. 30, 2011						Nov. 01, 2005	Dec. 30, 2011								Jul. 11, 2006	Dec. 30, 2011										Dec. 31, 2007	Dec. 30, 2011							Nov. 05, 2008	Dec. 30, 2011

[1]	Effective March 31, 2014, the Fund's primary benchmark against which it measures its performance, the Russell 3000 Index, was replaced with the Russell 2000 Index. The Adviser believes that the Russell 2000 Index more accurately reflects the investment strategies of the Fund.
[2]	The Lipper Global Equity Income Funds Average reflects a return from September 25, 2003 to December 31, 2014.
[3]	The Lipper Financial Services Funds Average reflects a return from November 3, 2005 to December 31, 2014.
[4]	The Lipper Small Cap Growth Funds Average reflects a return from July 13, 2006 through December 31, 2014.
[5]	The Lipper Equity Income Funds Average reflects a return from November 6, 2008 to December 31, 2014.